SHARE CAPITAL (Details 4) (CAD)	12 Months Ended
Dec. 31, 2012
Number of options, Balance as at January 1, 2012	1,603,300
Number of options, Granted during the year	1,390,225
Number of options, Vested during the year	(583,388)
Number of options, Forfeited during the year	(95.671)
Number of options, Balance as at December 31, 2012	2,314,466
Weighted average grant date fair value, Balance as at January 1, 2012	2.59
Weighted average grant date fair value, Granted during the period	1.92
Weighted average grant date fair value, Vested during the period	2.76
Weighted average grant date fair value, Forfeited during the period	1.98
Weighted average grant date fair value, Balance as at December 31, 2012	2.17